SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

SUBSEQUENT EVENTS

On May 3, 2012, the Company filed Form 8-K with the Securities and Exchange Commission. On April 27, 2012, the Company finalized an equity facility (the “Equity Facility”) with Auctus Private Equity Fund, LLC, a Massachusetts corporation (“Auctus”), whereby the parties entered into (i) a drawdown equity financing agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”).

Drawdown Equity Financing Agreement

On April 27, 2012, the Company entered into the Equity Agreement with Auctus. Pursuant to the terms of the Equity Agreement, for a period of twenty-four (24) months commencing on the date of effectiveness of the Registration Statement (as defined below), Auctus shall commit to purchase up to $3,500,000 of the Company’s common stock, par value $0.001 per share (the “Shares”), pursuant to an Advance Request (as defined below) contained in a drawdown notice (“Drawdown Notice”), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement is equal to ninety-three percent (93%) of the average daily bid prices of the Company’s common stock during the five (5) consecutive trading days immediately following the day on which an estimated amount of advance shares have been deposited into Auctus’s brokerage account pursuant to the delivery by the Company of a Drawdown Notice to Auctus in accordance with the terms of the Equity Agreement.

The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise.

As further consideration for Auctus entering into and structuring the Equity Facility, the Company shall pay to Auctus the following fees: (i) five percent (5%) of the Advance Request amount specified in each Drawdown Notice; (ii) a non-refundable origination fee equal to $7,500; (iii) that number of shares of the Company’s common stock that is equal to $57,500.

Registration Rights Agreement

On April 27, 2012, the Company entered into the Registration Rights Agreement with Auctus. Pursuant to the terms of the Registration Rights Agreement, the Company is obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities within 45 days of closing. The Company must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC by a date that is no later than 180 days following closing.

On May 3, 2012, the Company filed Form 8-K with the Securities and Exchange Commission. On April 27, 2012, Company entered into a securities purchase agreement (the “Purchase Agreement”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), pursuant to which TCA purchased from the Company a two hundred thousand dollar ($200,000) senior secured redeemable debenture (the “Debenture”). As consideration for entering into the Purchase Agreement, the Company paid to TCA (i) a transaction advisory fee in the amount of six thousand dollars ($6,000), (ii) a due diligence fee equal to four thousand dollars ($4,000), and (iii) document review and legal fees in the amount of ten thousand dollars ($10,000).

As further consideration, the Company agreed to issue to TCA that number of shares of the Company’s common stock that equals twenty five thousand dollars ($25,000) (the “Incentive Shares”). It is the intention of the Company and TCA that the value of the Incentive Shares shall equal $25,000. In the event the value of the Incentive Shares issued to TCA does not equal $25,000 after a nine month evaluation date, the Purchase Agreement provides for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to the Company’s treasury) to adjust the number of Incentive Shares issued.

First Pledge and Escrow Agreement

On April 27, 2012, in connection with the Purchase Agreement, the Company entered into a pledge and escrow agreement (the “First P&E Agreement”), by and among the Company, TCA and David Kahan, P.A., as escrow agent (the “Escrow Agent”). Pursuant to the terms of the First P&E Agreement, and in order to secure the full and prompt payment when due of all of the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction documents, the Company agreed to issue and irrevocably pledge to TCA the lesser of (i) 4.99% of the Company’s common stock and (ii) 200% of the outstanding amount under the Debenture, subject to adjustment pursuant to the terms of the Purchase Agreement. Upon timely payment in full of all obligations under the transaction documents, TCA will notify the Escrow Agent in writing and the Escrow Agent shall return the pledged materials to the Company and all of TCA’s rights in and to the pledged materials and other collateral shall be terminated.

Second Pledge and Escrow Agreement

On April 27, 2012, in connection with the Purchase Agreement, the Company entered into a pledge and escrow agreement (the “Second P&E Agreement”), by and among the Company, TCA and the Escrow Agent. Pursuant to the terms of the Second P&E Agreement, and in order to secure the full and prompt payment when due of all of the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction documents, the Company agreed to irrevocably pledge to TCA its entire ownership in Aqualiv, Inc., a Washington corporation (“Aqua Sub”), consisting of 50,000 shares of Aqua Sub’s common stock. Upon timely payment in full of all obligations under the transaction documents, TCA will notify the Escrow Agent in writing and the Escrow Agent shall return the pledged materials to the Company and all of TCA’s rights in and to the pledged materials and other collateral shall be terminated.

First Security Agreement

On April 27, 2012, the Company entered into a security agreement (the “First Security Agreement”) with TCA, related to the issuance of the Debenture. As security for the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction document, the First Security Agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets, wheresoever located and whether now existing or hereafter arising or acquired.

Second Security Agreement

On April 27, 2012, Focus Systems, Inc., a Washington corporation and wholly-owned subsidiary of the Company (“Focus”) entered into a security agreement (the “Second Security Agreement”) with TCA, related to the issuance of the Debenture. As security for the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction document, the Second Security Agreement grants to TCA a continuing, first priority security interest in all of the Focus’s assets, wheresoever located and whether now existing or hereafter arising or acquired.

Guaranty Agreement

On April 27, 2012, Focus entered into a guaranty agreement (the “Guaranty Agreement”) with TCA, in connection with the Company’s issuance of the Debenture. Pursuant to the terms of the Guaranty Agreement, Focus has guaranteed and is to act as surety to TCA for the payment of the Liabilities (as defined below) when they become due. The “Liabilities” includes, collectively, (i) the repayment of all sums due under the Debenture and other transaction documents and (ii) the performance and observance of all terms, conditions, covenants, representations and warranties set forth in the transaction documents.

SUBSEQUENT EVENTS

The Company evaluated events subsequent to September 30, 2011 through January 13, 2012, which is the date that the September 30, 2011 consolidated financial statements were available to be issued. Previously, the Company evaluated events subsequent to September 30, 2010 through January 14, 2011, which was the date that the September 30, 2010 consolidated financial statements were issued.

On December 1, 2011, the Company’s independent accountant and management identified that the consolidated financial statements prepared following the Company’s merger with Focus Systems, Inc. had material errors and should no longer be relied upon. Errors in the consolidated financial statements included the incorrect accounting of the purchase of Focus Systems, Inc., incorrect classification in its statement of cash flows, and accounting for the non-controlling interest of AquaLiv, Inc. The audit committee or equivalent has informed the independent auditor of these errors.  The Company immediately commenced preparation of amendments to the effected reports, which would contain the revised financials upon which the public could rely. The net effect of the changes on net loss were in material, taken as a whole. Following is a list of quarterly and annual reports that should no longer be relied upon and which will be amended and refiled:

Quarterly report for period ended June 30, 2010

Annual report for period ended September 30, 2010

Quarterly report for period ended December 31, 2010

Quarterly report for period ended March 31, 2011

Quarterly report for period ended June 30, 2011

The Company has instituted an amended internal procedure that includes a review by an independent accountant, management, and directors, or a combination thereof, to approve and authorize the filing of any report to the Commission